Document and Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	China Xiangtai Food Co., Ltd.
Entity Central Index Key	0001735556
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity File Number	001-38857
Entity Address, Country	CN
Entity Address, Address Line One	Xinganxian Plaza, Building B, Suite 21-1
Entity Address, Address Line Two	Lianglukou
Entity Address, City or Town	Yuzhong District
Entity Address, Postal Zip Code	400800
Entity Interactive Data Current	Yes
Trading Symbol	PLIN
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	40,716,642
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(g) Security	Ordinary shares, par value $0.01 per share
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	Xinganxian Plaza, Building B, Suite 21-1
Entity Address, Address Line Two	Lianglukou
Entity Address, City or Town	Yuzhong District
Entity Address, Postal Zip Code	400800
City Area Code	+86 (023)
Local Phone Number	86330158
Contact Personnel Name	Zeshu Dai
Contact Personnel Email Address	ir@cqplinfood.com